Stockholders' Equity (Stock Option Assumption) (Details)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Stockholders' Equity
Average expected term (years)	5.0	5.3
Risk-free interest rate	2.10%	2.60%
Dividend yield	0.00%	0.00%
Expected volatility	32.00%	34.00%